Other Current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Current Assets
	December 31,
	2014	2015
Inventories	$20,304	$3,531
Deferred mobilization expenses	66,169	-
Prepayments and advances	24,856	2,305
Insurance claims (Note 15)	7,201	941
Other	3,719	542

Other current assets	$122,249	$7,319